UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2006




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA VIRGINIA MONEY MARKET FUND - SEMIANNUAL REPORTS FOR PERIOD ENDED SEPTEMBER 30, 2006

[LOGO OF USAA]
   USAA(R)

                        USAA VIRGINIA
                                MONEY MARKET Fund

                                   [GRAPHIC OF USAA VIRGINIA MONEY MARKET FUND]

                     S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   1

MANAGER'S COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          6

SHAREHOLDER VOTING RESULTS                                                  10

FINANCIAL INFORMATION

    Portfolio of Investments                                                11

    Notes to Portfolio of Investments                                       16

    Financial Statements                                                    17

    Notes to Financial Statements                                           20

EXPENSE EXAMPLE                                                             26

ADVISORY AGREEMENT                                                          28

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                           THE QUESTION REMAINS: CAN THE
[PHOTO OF CHRISTOPHER W. CLAUS]             FED ENGINEER A 'SOFT LANDING'
                                              FOR THE U.S. ECONOMY?

                                                        "

                                                                    October 2006
--------------------------------------------------------------------------------

         During the third quarter of 2006, the bond market reached an inflection point. The Federal Reserve Board (the Fed) announced that it would pause in its campaign of raising short-term interest rates - a tightening cycle it began in June 2004 in an attempt to slow U.S. economic growth and harness inflation. Although Fed governors remained nervous about inflation, they held rates steady at 5.25% to determine if the "lag effect" of previous rate increases could slow inflation to their comfort zone of 2% annually.

         In response, longer-term bonds rallied. Fixed-income investors seem convinced that the Fed will control inflation and that it will eventually have to start lowering rates to keep the economy from slowing too much. Yields on longer-maturity bonds fell as prices rose. (Bond prices and yields move in opposite directions.) At one point, the yield on a 10-year Treasury was as low as 4.6%.

         The Fed's rate-tightening cycle is only one of the factors that could help keep inflation in check. Another is the recent decline in oil and gasoline prices, where demand has fallen relative to supply. Two other factors are the cooling housing market and the continued importing of inexpensive retail goods and services from overseas.

         The question remains: Can the Fed engineer a "soft landing" for the U.S. economy? If it does, the economy could continue to grow at a healthy clip without causing inflation to rise above the Fed's comfort zone. However, in the past, the Fed has tended to overshoot the mark in rate-tightening cycles, tipping the economy into a recession - sometimes referred to as a "hard landing."

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         Although equity investors should be concerned about a hard-landing scenario, bond investors have the potential to benefit whatever the outcome. In fact, they may feel protected from the risk of inflation because of the Fed's commitment to controlling it. Inflation is one of the worst enemies of a fixed-income investor, because it erodes the purchasing power of both yield and principal. If inflation remains tame and the economy weakens, the Fed could start easing rates. Short-term yields will fall, making longer-term bonds more attractive. Money market funds, however, continue to be an excellent choice for investors seeking liquidity and relative safety.

         Overall, we are pleased with the performance of your tax-exempt bond funds, all of which are four- and five-star overall rated by Morningstar Ratings(TM) (see facing page), and with the strong yields on your tax-exempt money market funds. We believe that USAA offers an exceptional value to our members and shareholders who desire tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

         On behalf of all of us at USAA Investment Management, thank you for the opportunity to serve your investment needs. We appreciate your business.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                           MORNINGSTAR RATINGS(TM)                                 # funds
                         for period ending 9/30/2006                                  in     # funds    # funds
USAA                                                          Rating               Overall/     in        in
Fund Name              Overall   3-Year   5-Year   10-Year    Category             3-Year     5-Year    10-Year
---------------------------------------------------------------------------------------------------------------
CALIFORNIA BOND         ****       4        4        4        Muni California        162        142       116
                                                                Long

FLORIDA TAX-FREE        ****       4        4        4        Muni Florida            90         89        79
  INCOME

NEW YORK BOND           ****       4        4        5        Muni New York          121        105        86
                                                                Long

TAX EXEMPT              *****      5        5        5        Muni National          286        267       199
  LONG-TERM                                                     Long

TAX EXEMPT              *****      5        5        5        Muni National          234        187       120
  INTERMEDIATE-TERM                                             Intermediate

TAX EXEMPT              ****       4        4        4        Muni National          122         86        58
  SHORT-TERM                                                    Short

VIRGINIA BOND           *****      5        5        5        Muni Single State      307        273       214
                                                                Intermediate
---------------------------------------------------------------------------------------------------------------

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF REGINA G. SHAFER]     REGINA G. SHAFER, CFA
                                USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2006, TO SEPTEMBER 30, 2006?

         The USAA Virginia Money Market Fund performed well for the six-month period. For that time period, the Fund ranked 38 out of 190 state-specific tax-exempt money market funds, according to iMoneyNet, Inc. The Fund had a return of 1.53%, above the average return of 1.43% for the category, and ranked 4 out of 8 Virginia tax-exempt money funds, where the average return was 1.47%.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

         Since June 2004, the Federal Reserve Board (the Fed) has raised short-term interest rates 17 consecutive times - twice during the reporting period. However, in their August and September meetings, Fed governors opted to leave the federal funds rate unchanged at 5.25% and to evaluate the effect of their prior rate increases on the U.S. economy.

         During the last six months, one-year notes fell from 3.52% in April to 3.46% in September but topped out at 3.77% in late June, according to the Bond Buyer One-Year Note Index. The BMA Municipal Swap Index, the index of seven-day variable-rate demand notes (VRDNs), began the period at 3.17% and ended it at 3.74%.

         REFER TO PAGE 7 FOR BENCHMARK DEFINITION.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         THE BOND BUYER ONE-YEAR NOTE INDEX IS BASED ON ESTIMATED YIELDS FOR THEORETICAL NEW ONE-YEAR NOTE ISSUES FROM 10 STATE AND LOCAL ISSUERS:
         CALIFORNIA, COLORADO, IDAHO, LOS ANGELES COUNTY, MICHIGAN, NEW JERSEY, NEW YORK CITY, PENNSYLVANIA, TEXAS, AND WISCONSIN. THE INDEX IS AN UNWEIGHTED AVERAGE OF THE AVERAGE ESTIMATED BID-SIDE YIELDS FOR THE 10 ISSUES.

         THE BMA MUNICIPAL SWAP INDEX MEASURES THE YIELD ON SEVEN-DAY VARIABLE-RATE DEMAND NOTES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         We made selective purchases of commercial paper and notes when we found attractive yields. A large portion of the portfolio continues to be held in VRDNs. Because the VRDNs that the Fund owns reset daily or weekly, they react very quickly to changes in short-term interest rates, giving us the opportunity to capture more yield while rates are rising. They also possess a demand feature that allows us to sell the bonds at par (100% of face value) with seven-day notice or less.

         As always, we continue to rely on a team of seasoned credit analysts to evaluate every holding of the portfolio. In an effort to provide our shareholders with as much tax-exempt income as possible, the Fund continues to avoid issues subject to the alternative minimum tax (AMT) for individuals.

WHAT WERE CONDITIONS IN THE COMMONWEALTH OF VIRGINIA?

         Virginia remains one of the few states rated AAA by all three credit-rating agencies. During the six-month period, it continued its economic recovery and produced strong employment growth. The commonwealth has utilized stronger-than-expected revenues to increase its reserves.

WHAT IS THE OUTLOOK?

         We believe inflation pressures or a weakening economy could cause the Fed to raise or lower rates. However, it is my opinion that Fed governors will hold rates steady until economic conditions indicate the need for further action. Regardless of what the Fed does over the near term, we will continue to use any short-term increase in rates to enhance the tax-exempt yield of the Fund. Should we see weakness in key economic data, we may extend the portfolio's average maturity to try to lock in higher yields.

         As always, we will continue working hard on your behalf. Thank you for your confidence and trust in us.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA VIRGINIA MONEY MARKET FUND (Ticker Symbol: UVAXX)

OBJECTIVE
--------------------------------------------------------------------------------

         High level of current interest income that is exempt from federal and Virginia state income taxes and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests in high-quality Virginia tax-exempt securities with maturities of 397 days or less.

----------------------------------------------------------------------------------------------------
                                                             9/30/06                    3/31/06
----------------------------------------------------------------------------------------------------
Net Assets                                               $219.0 Million             $214.5 Million
Net Asset Value Per Share                                    $1.00                      $1.00

----------------------------------------------------------------------------------------------------
                                                             9/30/06                    3/31/06
----------------------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity                   24 Days                    25 Days

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/06
--------------------------------------------------------------------------------

3/31/06 TO 9/30/06        1 YEAR        5 YEARS       10 YEARS       7-DAY YIELD
      1.53%*               2.80%         1.37%          2.27%            3.09%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
 THIS SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                             7-DAY YIELD COMPARISON

                        [CHART OF 7-DAY YIELD COMPARISON]

                               USAA VIRGINIA MONEY
                                  MARKET FUND                     iMONEYNET AVERAGE
                               -------------------                -----------------
09/26/2005                           2.18%                              1.94%
10/31/2005                           2.21                               2.01
11/28/2005                           2.53                               2.32
12/27/2005                           2.80                               2.52
01/30/2006                           2.55                               2.34
02/27/2006                           2.76                               2.48
03/27/2006                           2.67                               2.46
04/24/2006                           3.08                               2.87
05/30/2006                           2.93                               2.73
06/26/2006                           3.34                               3.14
07/31/2006                           3.08                               2.92
08/28/2006                           3.08                               2.89
09/25/2006                           3.13                               2.96

                                   [END CHART]

              DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 9/25/06.

         The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. State Specific SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------------------------------------
                                TOP 10 INDUSTRIES
                                (% of Net Assets)
----------------------------------------------------------------------------

Education                                                              16.1%

Multifamily Housing                                                    13.6%

Nursing/CCRC                                                           10.7%

Hospital                                                                8.5%

Special Assessment/Tax/Fee                                              7.3%

Electric/Gas Utilities                                                  6.4%

General Obligation                                                      5.7%

Airport/Port                                                            4.6%

Real Estate Tax/Fee                                                     4.3%

Aerospace & Defense                                                     4.0%

                                  PORTFOLIO MIX
                                     9/30/06

                          [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                                             75.6%
Fixed-Rate Instruments                                                 14.3%
Put Bonds                                                               9.5%

                                   [END CHART]

         PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-15.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                    CUMULATIVE PERFORMANCE OF $10,000

                    [CHART OF CUMULATIVE PERFORMANCE]

                                          USAA VIRGINIA MONEY MARKET FUND
                                          -------------------------------
09/30/96                                            $10,000.00
10/31/96                                             10,026.40
11/30/96                                             10,051.28
12/31/96                                             10,079.70
01/31/97                                             10,105.66
02/28/97                                             10,129.35
03/31/97                                             10,154.47
04/30/97                                             10,182.22
05/31/97                                             10,211.88
06/30/97                                             10,241.92
07/31/97                                             10,269.93
08/31/97                                             10,295.70
09/30/97                                             10,325.66
10/31/97                                             10,354.39
11/30/97                                             10,381.54
12/31/97                                             10,413.59
01/31/98                                             10,440.73
02/28/98                                             10,465.06
03/31/98                                             10,493.26
04/30/98                                             10,523.11
05/31/98                                             10,551.32
06/30/98                                             10,581.62
07/31/98                                             10,608.92
08/31/98                                             10,635.77
09/30/98                                             10,663.26
10/31/98                                             10,689.28
11/30/98                                             10,715.08
12/31/98                                             10,740.83
01/31/99                                             10,763.33
02/28/99                                             10,781.72
03/31/99                                             10,806.19
04/30/99                                             10,830.31
05/31/99                                             10,855.48
06/30/99                                             10,883.35
07/31/99                                             10,907.81
08/31/99                                             10,934.33
09/30/99                                             10,960.88
10/31/99                                             10,986.52
11/30/99                                             11,018.00
12/31/99                                             11,050.25
01/31/00                                             11,078.77
02/29/00                                             11,106.95
03/31/00                                             11,138.20
04/30/00                                             11,168.60
05/31/00                                             11,212.01
06/30/00                                             11,246.99
07/31/00                                             11,281.52
08/31/00                                             11,317.13
09/30/00                                             11,351.71
10/31/00                                             11,390.90
11/30/00                                             11,427.69
12/31/00                                             11,462.13
01/31/01                                             11,492.88
02/28/01                                             11,522.15
03/31/01                                             11,548.91
04/30/01                                             11,581.87
05/31/01                                             11,610.86
06/30/01                                             11,634.16
07/31/01                                             11,657.29
08/31/01                                             11,676.47
09/30/01                                             11,692.32
10/31/01                                             11,710.39
11/30/01                                             11,723.99
12/31/01                                             11,734.38
01/31/02                                             11,743.37
02/28/02                                             11,751.31
03/31/02                                             11,759.81
04/30/02                                             11,769.67
05/31/02                                             11,781.02
06/30/02                                             11,789.24
07/31/02                                             11,797.76
08/31/02                                             11,807.11
09/30/02                                             11,816.21
10/31/02                                             11,827.79
11/30/02                                             11,838.30
12/31/02                                             11,846.49
01/31/03                                             11,853.17
02/28/03                                             11,859.80
03/31/03                                             11,867.66
04/30/03                                             11,875.12
05/31/03                                             11,883.71
06/30/03                                             11,890.03
07/31/03                                             11,894.43
08/31/03                                             11,898.63
09/30/03                                             11,903.35
10/31/03                                             11,908.93
11/30/03                                             11,914.42
12/31/03                                             11,920.62
01/31/04                                             11,925.79
02/29/04                                             11,930.40
03/31/04                                             11,935.28
04/30/04                                             11,941.25
05/31/04                                             11,946.65
06/30/04                                             11,952.40
07/31/04                                             11,958.43
08/31/04                                             11,965.30
09/30/04                                             11,974.21
10/31/04                                             11,985.96
11/30/04                                             11,997.44
12/31/04                                             12,010.57
01/31/05                                             12,022.86
02/28/05                                             12,036.29
03/31/05                                             12,052.16
04/30/05                                             12,072.30
05/31/05                                             12,095.50
06/30/05                                             12,114.77
07/31/05                                             12,133.50
08/31/05                                             12,153.78
09/30/05                                             12,175.99
10/31/05                                             12,197.10
11/30/05                                             12,221.15
12/31/05                                             12,250.06
01/31/06                                             12,274.61
02/28/06                                             12,299.93
03/31/06                                             12,329.44
04/30/06                                             12,357.04
05/31/06                                             12,388.34
06/30/06                                             12,422.27
07/31/06                                             12,452.45
08/31/06                                             12,484.44
09/30/06                                             12,516.50

                               [END CHART]

                       DATA FROM 9/30/96 THROUGH 9/30/06.

         The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Virginia Money Market Fund.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW.

10

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

         On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

         The following proposals and voting results pertain to one or more series within USAA Tax Exempt Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposal 2 are for the USAA Virginia Money Market Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

         Re-election of the Funds' Board of Trustees.

         NUMBER OF SHARES VOTING
         -----------------------------------------------------------------------
               TRUSTEES                    FOR                    VOTES WITHHELD
         -----------------------------------------------------------------------
         Richard A. Zucker            2,163,420,153                 53,327,179
         Barbara B. Dreeben           2,160,043,095                 56,704,237
         Robert L. Mason, Ph.D.       2,165,149,985                 51,597,347
         Michael F. Reimherr          2,165,100,631                 51,646,701
         Christopher W. Claus         2,165,230,174                 51,517,158

PROPOSAL 2
--------------------------------------------------------------------------------

         Approval of a reorganization plan for the Fund.

         NUMBER OF SHARES VOTING
         -----------------------------------------------------------------------
            FOR                 AGAINST           ABSTAIN       BROKER NON-VOTE*
         -----------------------------------------------------------------------
         122,220,907            1,209,530         3,324,600         797,143

         *Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
             (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank N.V., Bank of America, N.A., Citibank, N.A., JPMorgan Chase Bank, N.A., Merrill Lynch & Co., Morgan Stanley, or Wachovia Bank, N.A.
             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following:
                       Freddie Mac or National Rural Utility Corp.
             (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             CP        Commercial Paper
             EDA       Economic Development Authority
             GO        General Obligation
             IDA       Industrial Development Authority/Agency
             MFH       Multifamily Housing
             PCRB      Pollution Control Revenue Bond
             PUTTER    Puttable Tax-Exempt Receipts
             RB        Revenue Bond
             ROC       Reset Option Certificates
             TRAN      Tax Revenue Anticipation Note

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                    COUPON           FINAL
   AMOUNT   SECURITY                                                           RATE        MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (75.6%)

            VIRGINIA (62.3%)
  $ 3,300   Albemarle County IDA RB,
              Series 2004 (LOC - SunTrust Bank)                                3.75%     10/01/2029      $  3,300
            Alexandria IDA RB,
    3,000     Series 2005 (INS)(LIQ)(a)                                        3.78      10/01/2030         3,000
    3,000     Series 2006 (INS)(LIQ)(a)                                        3.78      10/01/2035         3,000
    3,250   Charlottesville IDA RB,
              Series 2004 (LOC - U.S. Bank, N.A.)                              3.84       7/01/2010         3,250
    8,750   Chesterfield County IDA PCRB, Series 1993                          3.90       8/01/2009         8,750
            Chesterfield County IDA RB,
    7,000     Series 1989 (LOC - Wachovia Bank, N.A.)                          3.94       2/01/2008         7,000
    4,100     Series 2002A (LOC - Bank of America, N.A.)                       3.74       7/01/2029         4,100
    6,000   College Building Auth. Educational Facilities RB,
              Series 2002A, Floater Certificates,
              Series 2001-721 (LIQ)(a)                                         3.78       9/01/2022         6,000
    9,500   Fairfax County EDA RB, ABN AMRO MuniTOPS
              Certificates Trust, Series 2003-33 (LIQ)(INS)(a)                 3.77       4/01/2011         9,500
    4,740   Fairfax County IDA RB, Series 2005A-1                              3.70       5/15/2035         4,740
    2,575   Front Royal & Warren County Hospital
              Facilities IDA RB, Series 2003
              (LOC - Branch Banking & Trust Co.)                               3.78       5/01/2023         2,575
   19,610   Hampton Redevelopment and Housing Auth.
              MFH RB, Series 2005 (NBGA)                                       3.74      10/01/2035        19,610
    2,265   Hampton Roads Regional Jail Auth. RB,
              PUTTER Series 569 (LIQ)(INS)(a)                                  3.78       7/01/2012         2,265
    7,435   Hanover County IDA Residential Care Facility RB,
              Series 1999 (LOC - Branch Banking & Trust Co.)                   3.78       7/01/2029         7,435
            Henrico County EDA RB,
      170     Series 2003B (LOC - Branch Banking & Trust Co.)                  3.75       7/01/2008           170
    5,000     Series 2003B (LOC - Branch Banking & Trust Co.)                  3.75      10/01/2035         5,000
    2,950   Henrico County IDA RB, Series 1986C (NBGA)                         3.83       7/15/2016         2,950
    7,660   Loudoun County IDA RB, Series 2003A                                3.84       2/15/2038         7,660
            Norfolk Redevelopment and Housing Auth. RB,
    2,000     Series 1999 (LOC - Branch Banking & Trust Co.)                   3.78       3/01/2021         2,000
    5,000     Series 2005 (LIQ)(INS)                                           3.73       8/01/2033         5,000
    3,200     Series 2005 (LOC - Bank of America, N.A.)                        3.74       7/01/2034         3,200

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                    COUPON           FINAL
   AMOUNT   SECURITY                                                           RATE        MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------
  $ 3,990   Portsmouth GO, Series 2005A, ROC Trust II-R,
              Series 6054 (LIQ)(INS)(a)                                        3.78%      4/01/2021      $  3,990
    7,060   Public School Auth. School Financing Bonds,
              Series 2005D, P-FLOAT, Series PT-3269 (LIQ)(a)                   3.76       8/01/2020         7,060
            Richmond IDA Educational Facilities RB,
    3,000     Series 2001 (LOC - SunTrust Bank)                                3.78      12/01/2031         3,000
    6,495     Series 2002 (LOC - SunTrust Bank)                                3.78       7/01/2022         6,495
    1,200     Series 2005 (LOC - SunTrust Bank)                                3.78       5/01/2035         1,200
    2,365   Rockingham County IDA Residential Care
              Facility RB, Series 2003
              (LOC - Branch Banking & Trust Co.)                               3.78      12/01/2033         2,365
    1,750   Winchester IDA RB, Series 2005B
              (LOC - Branch Banking & Trust Co.)                               3.78       1/01/2010         1,750
                                                                                                         --------
                                                                                                          136,365
                                                                                                         --------
            PUERTO RICO (13.3%)
    8,000   Commonwealth Highway and Transportation
              Auth. RB, Series L, MACON Trust Variable
              Certificates, Series 2006H (INS)(LIQ)(a)                         3.74       7/01/2038         8,000
    7,965   Electric Power Auth. RB, Series RR, PUTTER,
              Series 815 (INS)(LIQ)(a)                                         3.73       1/01/2013         7,965
   13,263   Industrial, Tourist, Educational, Medical and
              Environmental Control RB, Series 1998
              (LOC - Banco Santander Puerto Rico)                              3.78      10/01/2021        13,263
                                                                                                         --------
                                                                                                           29,228
                                                                                                         --------
            Total Variable-Rate Demand Notes (cost: $165,593)                                             165,593
                                                                                                         --------

            PUT BONDS (9.5%)

            VIRGINIA (8.8%)
    3,300   Hampton IDA Hospital Facilities RB,
              Series 1997B                                                     3.57      11/01/2011         3,300
    2,000   Louisa IDA PCRB, Series 1984                                       3.73      12/01/2008         2,000
            Peninsula Ports Auth. RB,
    6,500     Series 1987-A (LOC - Citibank, N.A.)                             3.65       7/01/2016         6,500
    1,800     Series 1987-A (LOC - Citibank, N.A.)                             3.70       7/01/2016         1,800
    1,700     Series 1987-A (LOC - Citibank, N.A.)                             3.70       7/01/2016         1,700
    1,370   Prince William County IDA RB,
              Series 1992 (LOC - Deutsche Bank Trust Co.)                      3.87       9/01/2007         1,370

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                    COUPON           FINAL
   AMOUNT   SECURITY                                                           RATE        MATURITY         VALUE
-----------------------------------------------------------------------------------------------------------------
  $ 2,665   Richmond IDA RB, Series 1987A
              (LOC - Wachovia Bank, N.A.)                                      3.65%      8/15/2015      $  2,665
                                                                                                         --------
                                                                                                           19,335
                                                                                                         --------
            PUERTO RICO (0.7%)
    1,500   Industrial, Medical and Environmental
              Pollution Control Facilities Financing
              Auth. RB, Series 1983A                                           3.55       3/01/2023         1,501
                                                                                                         --------
            Total Put Bonds (cost: $20,836)                                                                20,836
                                                                                                         --------

            FIXED-RATE INSTRUMENTS (14.3%)

            VIRGINIA (9.2%)
    3,000   Commonwealth Transportation Board
              Anticipation Notes, Series 2002                                  5.00      10/01/2006         3,000
    8,000   Norfolk IDA RB, Series 2006                                        3.58      11/08/2006         8,000
    7,000   University of Virginia CP Notes, Series 2003A                      3.54      12/05/2006         7,000
    1,500   Virginia Beach GO, Series 2002                                     5.25       3/01/2007         1,511
      665   Virginia College Building Auth. RB, Series 2006                    4.00       1/01/2007           665
                                                                                                         --------
                                                                                                           20,176
                                                                                                         --------
            DISTRICT OF COLUMBIA (2.3%)
    5,000   Metropolitan Area Transit Auth. CP Notes,
              Series A (LOC - Wachovia Bank, N.A.)                             3.55      12/06/2006         5,000
                                                                                                         --------
            PUERTO RICO (2.8%)
    6,000   Electric Power Auth. RB (INS)                                      7.00       7/01/2007         6,141
                                                                                                         --------
            Total Fixed-Rate Instruments (cost: $31,317)                                                   31,317
                                                                                                         --------

            TOTAL INVESTMENTS (COST: $217,746)                                                           $217,746
                                                                                                         ========

16

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at September 30, 2006, for federal income tax purposes, was $217,746,000.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

ASSETS
   Investments in securities (amortized cost approximates market value)           $217,746
   Cash                                                                                 70
   Receivables:
      Capital shares sold                                                              372
      Interest                                                                       1,296
                                                                                  --------
         Total assets                                                              219,484
                                                                                  --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                          374
      Dividends on capital shares                                                       27
   Accrued management fees                                                              58
   Accrued transfer agent's fees                                                         2
   Other accrued expenses and payables                                                   5
                                                                                  --------
         Total liabilities                                                             466
                                                                                  --------
            Net assets applicable to capital shares outstanding                   $219,018
                                                                                  ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                $219,024
   Overdistribution of net investment income                                            (6)
                                                                                  --------
            Net assets applicable to capital shares outstanding                   $219,018
                                                                                  ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                     219,024
                                                                                  ========
   Net asset value, redemption price, and offering price per share                $   1.00
                                                                                  ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED)

INVESTMENT INCOME
  Interest                                                                       $3,898
                                                                                 ------
EXPENSES
   Management fees                                                                  350
   Administration and servicing fees                                                110
   Transfer agent's fees                                                             60
   Custody and accounting fees                                                       29
   Postage                                                                            7
   Shareholder reporting fees                                                         7
   Trustees' fees                                                                     6
   Professional fees                                                                 29
   Other                                                                              4
                                                                                 ------
      Total expenses                                                                602
   Expenses paid indirectly                                                          (5)
                                                                                 ------
      Net expenses                                                                  597
                                                                                 ------
NET INVESTMENT INCOME                                                            $3,301
                                                                                 ======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA VIRGINIA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2006

                                                           9/30/2006            3/31/2006
                                                           ------------------------------
FROM OPERATIONS
   Net investment income                                    $  3,301            $   4,457
                                                            -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                      (3,307)              (4,457)
                                                            -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                  96,975              188,156
   Reinvested dividends                                        3,137                4,219
   Cost of shares redeemed                                   (95,637)            (153,143)
                                                            -----------------------------
      Increase in net assets from
         capital share transactions                            4,475               39,232
                                                            -----------------------------
   Net increase in net assets                                  4,469               39,232

NET ASSETS
   Beginning of period                                       214,549              175,317
                                                            -----------------------------
   End of period                                            $219,018            $ 214,549
                                                            =============================
Overdistribution of net investment income:
   End of period                                            $     (6)           $       -
                                                            =============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                96,975              188,156
   Shares issued for dividends reinvested                      3,137                4,219
   Shares redeemed                                           (95,637)            (153,143)
                                                            -----------------------------
      Increase in shares outstanding                           4,475               39,232
                                                            =============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Virginia Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes, with a further objective of preserving capital and maintaining liquidity.

     A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

        1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

        2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Trust's Board of Trustees.

     B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

     C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

        sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method. The Fund concentrates its investments in Virginia tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

     D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of September 30, 2006.

     E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended September 30, 2006, these custodian and other bank credits reduced the Fund's expenses by $5,000.

     F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

     G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

        to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2006, the Fund paid CAPCO facility fees of less than $500, which represents 0.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2007, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

     A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. Management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Virginia Bond and USAA Virginia Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2006, the Fund incurred management fees, paid or payable to the Manager, of $350,000, resulting in an effective annualized management fee of 0.32% of the Fund's average net assets for the same period.

     B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $110,000.

        In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended September 30, 2006, the Fund reimbursed the Manager $5,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

     C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

        SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $60,000.

     D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, the Manager has not determined the effect, if any, that the adoption of FIN 48 will have on the Fund's financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                             SIX-MONTH
                                            PERIOD ENDED
                                            SEPTEMBER 30,                           YEAR ENDED MARCH 31,
                                            --------------------------------------------------------------------------------
                                                2006            2006          2005          2004          2003          2002
                                            --------------------------------------------------------------------------------
Net asset value at beginning of period      $   1.00        $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                            --------------------------------------------------------------------------------
Income from investment
   operations:
   Net investment income                         .02             .02           .01           .01           .01           .02
Less distributions:
   From net investment income                   (.02)           (.02)         (.01)         (.01)         (.01)         (.02)
                                            --------------------------------------------------------------------------------
Net asset value at end of period            $   1.00        $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                            ================================================================================
Total return (%)*                               1.52            2.29           .98           .57           .92          1.82
Net assets at end of period (000)           $219,018        $214,549      $175,317      $175,108      $184,190      $171,656
Ratio of expenses to
   average net assets (%)**(b)                   .55(a)          .53           .55           .56           .56           .55
Ratio of net investment income
   to average net assets (%)**                  3.01(a)         2.28           .97           .57           .91          1.80

  * Assumes reinvestment of all net investment income distributions during the period. Calculated using adjusted net assets and may differ from the iMoneyNet calculated return.
 ** For the six-month period ended September 30, 2006, average net assets were
    $218,436,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

26

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2006, through September 30, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                   BEGINNING              ENDING              DURING PERIOD*
                                 ACCOUNT VALUE         ACCOUNT VALUE         APRIL 1, 2006 -
                                 APRIL 1, 2006      SEPTEMBER 30, 2006     SEPTEMBER 30, 2006
                                ----------------------------------------------------------------
         Actual                    $1,000.00             $1,015.20                 $2.78

         Hypothetical
            (5% return before
            expenses)               1,000.00              1,022.31                  2.79

         *Expenses are equal to the Fund's annualized expense ratio of 0.55%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.52% for the six-month period of April 1, 2006, through September 30, 2006.

28

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

At a meeting of the Board of Trustees held on April 19, 2006, the Board, including the Trustees who are not "interested persons" of the Company (the "Independent Trustees"), approved the Investment Advisory Agreement between the Company and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

30

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail "other states" tax-exempt money market funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services - was below the median of its expense group and expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee.

In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Investment Advisory Agreement, including, among other information, a

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional "other states" tax-exempt money market funds regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe for the one-, three-, and five-year periods ended December 31, 2005. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one-year period ended December 31, 2005, and in the top 50% of its performance universe for the three-year period ended December 31, 2005.

COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE. The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board considered whether there should be changes to such breakpoint levels and the effect of such changes on the Fund's overall expenses. In this regard, the Board took into

32

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

account management's discussion of the Fund's breakpoint levels. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that approval of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    State Street Bank and Trust Company
              AND ACCOUNTING    P.O. Box 1713
                       AGENT    Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

-------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39606-1106                                   (C)2006, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2006

By:*     EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    November 20, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    November 17, 2006
         ------------------------------


By:*     DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    November 17, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.